Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted cash [Abstract]
Gross proceeds of Senior Secured Convertible Notes financing into escrow account	$ 1.0
Reverse Stock Split [Abstract]
Reverse stock split conversion ratio (in shares)	10
Shares underlying warrants outstanding [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	481,301,961	80,250,702
Shares underlying options outstanding [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	230,725	234,465
Unvested restricted stock [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	54,721	74,372
Convertible notes payable [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	114,517,218	20,007,002
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	3 years
Laboratory, Office and Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	7 years